Property, plant and equipment, net and allowance on guarantee (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	$ 61,583	$ 59,791
Impairment	(445)	(385)
Less: accumulated depreciation	(3,254)	(1,087)
Plant and equipment, net	57,884	58,319
Leasehold land and buildings
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	58,536	57,320
Construction in progress
Property, Plant and Equipment [Line Items]
Plant and equipment, gross		2,442
Leasehold improvements
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	11	8
Machinery and equipment
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	2,895	7
Vehicles and office equipment
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	$ 141	$ 14